Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 11 — INCOME TAXES

As of December 31, 2025 and 2024, the Company’s net deferred tax assets were as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets	(As Restated)
Federal net operating loss	$1,262,629	$1,913,959
Transaction costs	1,408,371	1,515,401
Accrued expenses	842,969	1,202,259
Deferred compensation	1,350,406	446,113
Derivative liability	-	228,732
Stock-based compensation	818,497	648,697
Other	73,972	45,322
Total deferred tax assets	5,756,844	6,000,483
Deferred tax liabilities
Oil and natural gas properties	(9,288,685)	(8,665,914)
Prepaid expenses	(37,740)	-
Equipment credit	(1,244,559)	-
Unrealized gain on derivatives	(16,252)	(27,302)
Total deferred tax liabilities	(10,587,236)	(8,693,216)
Net deferred tax liabilities	(4,830,392)	(2,692,733)
Valuation allowance for deferred tax assets	-	-
Net Deferred tax liability, net of allowance	$(4,830,392)	$(2,692,733)

The income tax provision consists of the following:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Current income tax (benefit) expense	(As Restated)
Federal	$532,692	$-
State	151,203	-
Total current income tax expense	683,895	-
Deferred tax (benefit) expense:
Federal	1,749,586	(2,840,051)
State	388,073	(630,356)
Valuation allowance	-	-
Total deferred income tax (benefit) expense	2,137,659	(3,470,407)
Total income tax (benefit) expense	$2,821,554	$(3,470,407)

As of December 31, 2025, the Company had $4,920,418 of estimated U.S. federal net operating loss carryovers, which do not expire, and no state net operating loss carryovers available to offset future taxable income.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended December 31, 2025 (As Restated)		For the Year Ended December 31, 2024
Expected income tax expense (benefit) computed at the statutory rate	$(981,343)	21.00%	$(2,792,305)	21.00%
State Taxes (Net of Federal Benefit)	507,805	(10.87)%	(667,494)	5.02%
Nontaxable or Nondeductible Items
Gain on forgiveness of debt – equity related party	1,133,061	(24.25)%	-	-
Change in fair value of derivative liability, related party	(71,610)	1.53%	-	-
Change in fair value of derivative liability	434,758	(9.30)%	-	-
Loss on extinguishment of debt	337,247	(7.22)%	-	-
Other	60,344	(1.29)%	420,205	(3.16)%
Exchange of Class B units for Class A common stock	1,401,292	(29.99)%	(430,813)	3.24%
Income tax provision (benefit)	2,821,554	(60.38)%	(3,470,407)	26.10%

The effective income tax rate differs from the U.S. statutory rate of 21 percent primarily due to nontaxable or nondeductible differences between GAAP income and taxable income.

The Company files income tax returns in the U.S. federal jurisdiction, Texas and New Mexico, and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. Significant differences may exist between the results of operations reported in these consolidated financial statements and those determined for income tax purposes primarily due to the use of different asset valuation methods for tax purposes.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Under the Tax Cuts and Jobs Act, net operating losses incurred after December 31, 2017 can only offset 80% of taxable income. However, these net operating losses may be carried forward indefinitely instead of limited to twenty years under previous tax law. Carryback of these losses is no longer permitted. The CARES Act temporarily removed the 80% of taxable income limitation to allow NOL carryforwards to fully offset income. For tax years beginning after 2021, the Company can take: (1) a 100% deduction of NOLs arising in tax years prior to 2018, and (2) a deduction limited to 80% of modified taxable income for NOLs arising in tax years after 2017.